Other comprehensive income	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Comprehensive Income [Abstract]
Other comprehensive income	Other comprehensive income
The balances of 'Other comprehensive income' include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognised in equity through the consolidated statement of recognised income and expense. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.
Respect to items that may be reclassified to profit or loss, the consolidated statement of recognised income and expense includes changes in other comprehensive income as follows:
•Revaluation gains (losses): includes the amount of the income, net of the expenses incurred in the year, recognised directly in equity. The amounts recognised in equity in the year remain under this item, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another line item.
•Amounts transferred to income statement: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the income statement.
•Amounts transferred to initial carrying amount of hedged items: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the initial carrying amount of assets or liabilities as a result of cash flow hedges.
•Other reclassifications: includes the amount of the transfers made in the year between the various valuation adjustment items.
a) Breakdown of Other comprehensive income - Items that will not be reclassified in results and Items that can be classified in results

EUR million
	2022	2021	2020
Other comprehensive income	(35,628)	(32,719)	(33,144)
Items that will not be reclassified to profit or loss	(4,635)	(4,241)	(5,328)
Actuarial gains and losses on defined benefit pension plans	(3,945)	(3,986)	(5,002)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	10	(8)	(2)
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(672)	(157)	(308)
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	293	275	159
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(293)	(275)	(159)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(28)	(90)	(16)
Items that may be reclassified to profit or loss	(30,993)	(28,478)	(27,816)
Hedges of net investments in foreign operations (Effective portion)	(6,750)	(4,283)	(3,124)
Exchange differences	(20,420)	(23,887)	(26,911)
Hedging derivatives. Cash flow hedges (Effective portion)	(2,437)	(276)	295
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(1,002)	436	2,411
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(384)	(468)	(487)
b) Other comprehensive income- Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans
'Other comprehensive income  —Items not reclassified to profit or loss—  Actuarial gains or (-) losses on defined benefit pension plans' include the actuarial gains and losses and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).
Its variation (increase of EUR 56 million in the year) is shown in the consolidated statement of recognised income.
The endowment against equity in 2022 amounts to EUR 242 million - see note 25.b -, with the following breakdown:
•Reduction of EUR 295 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate -increase from 0.90% to 3.80%.
•Reduction of EUR 171 million in the accumulates actuarial losses relating to the Group's entities in Germany, mainly due to the evolution experienced by the discount rate -increase from 1.45% to 4.21%.
•Reduction of EUR 113 million in the accumulates actuarial losses relating to the Group's entities in Portugal, mainly due to the evolution experienced by the discount rate -increase from 1.10% to 3.70%.
•Increase of EUR 857 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the evolution of the asset portfolio and inflation in the short term. These actuarial losses have been partially offset in the obligations due to the evolution of the discount rate– increase from 1.90% to 4.88%- and inflation in the long term -reduction from 3.37% to 3.11%.
•Reduction of EUR 39 million in accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the increase in the discount rate -increase from 8.39% to 9.44% in the main pension benefits and 8.44% to 9.46% in the main medical benefit.
•Increase of EUR 3 million in the accumulated actuarial losses corresponding to the Group's businesses in other geographical areas.
The other modification in accumulated actuarial profit or losses is a reduction of EUR 186 million as a result of the evolution of exchange rates and other movements.

c) Other comprehensive income - Items that will not be reclassified in results - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Since the entry into force of IFRS 9, no impairment analysis is performed of equity instruments recognised under 'Other comprehensive income'. IFRS 9 eliminates the need to carry out the impairment estimate on this class of equity instruments and the reclassification to profit and loss on the disposal of these assets, being recognised at fair value with changes in equity.
The following is a breakdown of the composition of the balance as of 31 December 2022, 2021 and 2020 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2022
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	30	(926)	(896)	500
International
Rest of Europe	84	(60)	24	225
United States	15	—	15	29
Latin America and rest	244	(59)	185	1,187
	373	(1,045)	(672)	1,941
Of which:
Publicly listed	246	(113)	133	1,200
Non publicly listed	127	(932)	(805)	741

EUR million
	2021
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	25	(663)	(638)	759
International
Rest of Europe	39	(58)	(19)	170
United States	13	(4)	9	31
Latin America and rest	496	(5)	491	1,493
	573	(730)	(157)	2,453
Of which:
Publicly listed	500	(44)	456	1,521
Non publicly listed	73	(686)	(613)	932

EUR million
	2020
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	28	(849)	(821)	1,032
International
Rest of Europe	65	(76)	(11)	314
United States	7	(4)	3	25
Latin America and rest	525	(4)	521	1,412
	625	(933)	(308)	2,783
Of which:
Publicly listed	525	(31)	494	1,424
Non publicly listed	100	(902)	(802)	1359
d) Other comprehensive income - Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (effective portion) and exchange differences
The change in 2022 reflects the positive effect of the appreciation of the Brazilian real, the US dollar and the Mexican peso and the negative effect of the depreciation of the pound sterling whereas the change in 2021 reflected the positive effect of the generalized appreciation of the main currencies, especially the Brazilian real, the pound sterling, the US dollar and the Mexican peso. The change in 2020 reflected the negative effect of the generalized depreciation of the main currencies, especially the Brazilian real, the pound sterling and the US dollar.
Of the change in the balance in these years, a profit of EUR 496 million, a profit of EUR 167 million and a loss of EUR 2,104 million in 2022, 2021 and 2020, respectively relate to the measurement of goodwill.
The detail, by country is as follows:

EUR million
	2022	2021	2020
Net balance at end of year	(27,170)	(28,170)	(30,035)
Of which:
Brazilian real	(16,735)	(17,440)	(17,417)
Pound sterling	(4,219)	(3,415)	(4,205)
Mexican peso	(3,010)	(3,088)	(3,091)
Argentine peso	(1,755)	(2,109)	(2,288)
Chilean peso	(2,081)	(2,039)	(1,776)
US dollar	2,384	1,536	387
Polish zloty	(999)	(809)	(788)
Other	(755)	(806)	(857)

The breakdown of translation differences by currency is as follows:

EUR million
2022				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(15,913)	(14,199)	1,714	376	(98)	1,436
Pound sterling	(3,504)	(4,446)	(942)	(51)	(67)	(824)
Mexican peso	(2,012)	(1,132)	880	56	18	806
Argentine peso	(2,109)	(1,754)	355	—	—	355
Chilean peso	(1,852)	(1,605)	247	31	5	211
US dollar	2,775	4,062	1,287	102	(24)	1,209
Polish zloty	(678)	(776)	(98)	(21)	—	(77)
Other	(594)	(570)	24	3	(7)	28
Total Group	(23,887)	(20,420)	3,467	496	(173)	3,144
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2021				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(16,032)	(15,913)	119	30	19	70
Pound sterling	(4,602)	(3,504)	1,098	41	38	1,019
Mexican peso	(2,393)	(2,012)	381	26	29	326
Argentine peso	(2,287)	(2,109)	178	—	—	178
Chilean peso	(1,450)	(1,852)	(402)	(55)	(43)	(304)
US dollar	1,253	2,775	1,522	125	102	1,295
Polish zloty	(638)	(678)	(40)	(9)	(1)	(30)
Other	(762)	(594)	168	9	11	148
Total Group	(26,911)	(23,887)	3,024	167	155	2,702
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2020				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(10,704)	(16,032)	(5,328)	(1,280)	(190)	(3,858)
Pound sterling	(3,329)	(4,602)	(1,273)	(455)	(4)	(814)
Mexican peso	(1,547)	(2,393)	(846)	(59)	(2)	(785)
Argentine peso	(2,094)	(2,287)	(193)	—	—	(193)
Chilean peso	(1,181)	(1,450)	(269)	(18)	15	(266)
US dollar	2,833	1,253	(1,580)	(143)	(58)	(1,379)
Polish zloty	(249)	(638)	(389)	(133)	(5)	(251)
Other	(430)	(762)	(332)	(16)	(10)	(306)
Total Group	(16,701)	(26,911)	(10,210)	(2,104)	(254)	(7,852)
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.
e) Other comprehensive income -Items that may be reclassified to profit or loss - Hedging derivatives – Cash flow hedges (Effective portion)
Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges includes the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognised in the consolidated income statement in the periods in which the hedged items affect it.
f) Other comprehensive income - Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised changes in the fair value of assets classified as Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (see note 7).
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2022, 2021 and 2020 is as follows:

EUR million
	31 December 2022
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	26	(1)	25	9,312
Rest of Europe	268	(199)	69	17,593
Latin America and rest of the world	196	(937)	(741)	40,873
Issued by Private-sector
Spain	—	(24)	(24)	5,727
Rest of EuropeA	11	(68)	(57)	5,203
Latin America and rest of the world	16	(290)	(274)	4,590
	517	(1,519)	(1,002)	83,298

EUR million
	31 December 2021
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	271	—	271	12,917
Rest of Europe	544	(118)	426	20,397
Latin America and rest of the world	334	(438)	(104)	49,847
Issued by Private-sector
Spain	2	(20)	(18)	4,759
Rest of Europe	47	(171)	(124)	11,708
Latin America and rest of the world	31	(46)	(15)	5,957
	1,229	(793)	436	105,585

EUR million
	31 December 2020
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	693	—	693	19,314
Rest of Europe	915	(69)	846	23,116
Latin America and rest of the world	785	(73)	712	51,026
Issued by Private-sector
Spain	2	(7)	(5)	6,454
Rest of Europe	100	(11)	89	12,191
Latin America and rest of the world	79	(3)	76	6,069
	2,574	(163)	2,411	118,170
A.The revaluation losses decrease includes the effect of the transfer made by Santander Bank Polska, S.A. during 2022, from debt securities under the heading 'Financial assets at fair value through other comprehensive income' to 'Financial assets at amortised cost' which has amounted for EUR 219 million in the Group's consolidated annual accounts.
Santander Bank Polska, S.A. has decided to carry out a change of strategy in its business model which has entailed the cessation of a significant element of its commercial activity corresponding to customer deposits. This decision has been publicly communicated. As a result, the assets, which corresponded to a business model whose objective was to collect the principal and interest flows and the sale of such assets, which were directly related in origin to such liabilities, have to be reclassified to a new business model whose objective is achieved through the collection of the principal and interest flows.
As established in IFRS 9, the transfer has been made prospectively; the financial asset has been reclassified to its fair value at the reclassification date and the cumulative gain or loss previously recognized in other comprehensive income has been eliminated from equity. Consequently, the financial asset is measured at the reclassification date as if it had always been measured at amortized cost and the cumulative gain or loss previously recognized in 'Other comprehensive income' (see consolidated statement of recognized income and expense) is adjusted against the fair value of the financial asset at the reclassification date.
Since the entry into force of IFRS 9, the Group estimates the expected losses on debt instruments measured at fair value with changes in other comprehensive income. These losses are recorded with a charge to the consolidated income statement for the period.
At the end of the years 2022, 2021 and 2020, the Group recorded under 'Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss', net due to modification of the consolidated income statement, in the line of financial assets at fair value with changes in other comprehensive income a provision of EUR 7 million, EUR 19 million and EUR 19 million in 2022, 2021 and 2020, respectively.
g) Other comprehensive income - Items that may be reclassified to profit or loss and Items not reclassified to profit or loss - Other recognised income and expense of investments in subsidiaries, joint ventures and associates
The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	(476)	(489)	(335)
Revaluation gains/(losses)	117	7	(170)
Net amounts transferred to profit or loss	(15)	6	16
Balance at end of year	(374)	(476)	(489)
Of which:
Zurich Santander Insurance América, S.L.	(315)	(332)	(298)